Annual Operating Expenses - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2023
Fidelity Advisor International Discovery Fund - Class A
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%	[2]
Total annual operating expenses	0.96%
Fidelity Advisor International Discovery Fund - Class C
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%	[2]
Total annual operating expenses	1.71%
Fidelity Advisor International Discovery Fund - Class M
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.24%	[2]
Total annual operating expenses	1.21%
Fidelity Advisor International Discovery Fund - Class I
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.67%
Fidelity Advisor International Discovery Fund - Class Z
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.55%

[1]	AThe management fee is comprised of a basic fee of 0.65% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI EAFE Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.